Stock Options (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding as of the beginning of the periods	15,950,000	15,950,000	15,950,000	15,975,000
Granted
Exercised
Expired				(25,000)
Outstanding as of the end of the periods	15,950,000	15,950,000	15,950,000	15,950,000
Exercisable as of the end of the periods	15,950,000	15,950,000	15,950,000	15,950,000
Weighted average exercise price
Outstanding as of the beginning of the periods	$ 0.23	$ 0.23	$ 0.23	$ 0.23
Granted
Exercised
Expired				0.40
Outstanding as of the end of the periods	0.23	0.23	0.23	0.23
Exercisable as of the end of the periods	$ 0.23	$ 0.23	$ 0.23	$ 0.23